Long-Term Debt and Notes Payable (Details) - USD ($)					2 Months Ended	12 Months Ended
	Dec. 31, 2024	Nov. 13, 2023	Dec. 31, 2022	Jun. 25, 2019	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 15, 2024	Nov. 15, 2023	Nov. 14, 2023	Jan. 20, 2023
Long-Term Debt and Notes Payable [Line Items]
Interest expense						$ 425,837	$ 56,422
Principal balance	$ 43,802,149					43,802,149
Unamortized discount	9,080,910				$ 6,516,651	9,080,910	6,516,651
Fair value adjustment of warrants					(187,704)	804,004
Issuance of notes payable						698,620
Covertible notes payable	$ 891,364					891,364
Convertible note liability						$ 192,744
Warrant [Member]
Long-Term Debt and Notes Payable [Line Items]
Warrants exercise price (in Dollars per share)	$ 1					$ 1
Fair value adjustment of warrants						$ 5,681,849	4,777,971
Promissory Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Aggregate principal amount									$ 28,000,000
Debt payment term, description						Payments of principal and interest will be due on the 15th day of each calendar month, beginning December 15, 2023, each in an amount equal to the Monthly Payment Amount (as defined in the Term Loan Agreement), except that the principal and interest payment due on the Maturity Date will be in the amount of the entire remaining principal amount of the Term Loan and all accrued but unpaid interest then outstanding. An additional one-time payment of principal is due on the date the annual financial report for the year ending December 31, 2024, is due to be delivered by Borrower to Lender in an amount that Excess Cash Flow (as defined in the Term Loan Agreement) exceeds the Debt Service Coverage Ratio (as defined in the Term Loan Agreement) of 1.35x as of the end of such quarter; provided that in no event shall the amount of the payment exceed $5,000,000.
Debt borrowing, description						The Borrower may elect to prepay all or a portion greater than $1,000,000 of the amounts owed prior to the Maturity Date. In addition to the foregoing, the Borrower is required to prepay the Term Loan with the net cash proceeds of certain dispositions and upon the decrease in value of collateral.
Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Proceeds of the term loan						$ 2,600,000
Percentage of interest	6.50%					6.50%
Borrower deposit	$ 5,000,000					$ 5,000,000
Fund deposited	$ 500,000					$ 500,000
Debt service reserve account, percentage	10.00%					10.00%
Principal balance	$ 23,696,417				27,680,703	$ 23,696,417	27,680,703
Senior Secured Term Loan Agreement [Member] | Promissory Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Unamortized discount	611,938				$ 1,036,895	611,938	1,036,895
Accrued interest						171,714	$ 173,004
Seller Promissory Note [Member] | Promissory Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Accrued interest						2,952,123
Principal amount	15,000,000					15,000,000
Private Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Aggregate principal amount	$ 600,000					$ 600,000
Accrued interest		$ 168,271
Principal amount		2,089,500
Warrants exercise price (in Dollars per share)	$ 11.5				$ 11.5	$ 11.5	$ 11.5
Warrants issued (in Shares)	5,434,000					5,434,000
Additional cash received						$ 450,000
Additional warrants (in Shares)						450,000
Loss on extinguishment		$ 2,280,437				$ 88,660
Working capital	$ 300,000					300,000
Fair value adjustment of warrants						$ 309,960
Private Notes Payable [Member] | Warrant [Member]
Long-Term Debt and Notes Payable [Line Items]
Warrants issued (in Shares)	5,884,000					5,884,000
Private Notes Payable [Member] | Promissory Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Unamortized discount	$ 1,519,786				$ 1,135,131	$ 1,519,786	$ 1,135,131
Accrued interest						145,761	158,801
Principal amount					$ 5,434,000		$ 5,434,000
Prime interest					15.00%		15.00%
Convertible Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Working capital	300,000					300,000
Fair value adjustment of warrants						$ 309,960
Accrued interest rate						7.50%
Convertible note liability						$ 192,744
Promissory Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Accrued interest	11,590
First International Bank And Trust [Member] | Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Fund deposited	$ 5,000,000					$ 5,000,000
OpCo [Member] | Seller Promissory Note [Member] | Promissory Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Prime interest	18.00%					18.00%
Predecessor Revolving Credit Facility [Member]
Long-Term Debt and Notes Payable [Line Items]
Maximum facility amount				$ 50,000,000
Outstanding borrowing			$ 26,750,000
Letters of credit outstanding amount			$ 702,600							$ 23,750,000
Common Class A [Member]
Long-Term Debt and Notes Payable [Line Items]
Warrants exercise price (in Dollars per share)								$ 11.5			$ 11.5
Common Class A [Member] | Private Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Number of shares issued (in Shares)		451,563
Common Class A [Member] | Convertible Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Percentage of convertible						90.00%
Debt Service Reserve Account [Member] | Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Borrower deposit	$ 2,600,000					$ 2,600,000